Transactions with Related Parties (Details 3) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (expense) recorded
Fee and commission income and expenses		$ 287,086	$ 290,885	$ 279,063
Other operating income and expenses		13,001	23,129	62,016
Key Personnel [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		1,151	1,252	1,051
Fee and commission income and expenses		232	305	224
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]		27	(3)
Other operating income and expenses
Key personnel compensation and expenses		(37,377)	(11,761)	(43,037)
Administrative and other expenses
Total		(35,994)	(10,177)	(41,765)
Other related parties [member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		26	508
Fee and commission income and expenses		28	22	1
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]		(12)	19
Other operating income and expenses
Key personnel compensation and expenses
Administrative and other expenses
Total		54	518	20
Associated Companies [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		(5,235)	(156)
Fee and commission income and expenses		14,499	7,826	15,404
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	(84,236)	65,727	(48,453)
Other operating income and expenses		(2,026)	1,388	(1,454)
Key personnel compensation and expenses
Administrative and other expenses		(47,757)	(50,764)	(47,220)
Total		(124,755)	24,021	(81,723)
Companies Of The Group [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		(41,181)	(53,256)	(43,892)
Fee and commission income and expenses		28,274	91,178	72,273
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	(586,318)	(566,677)	363,108
Other operating income and expenses		406	42	21,670
Key personnel compensation and expenses
Administrative and other expenses		(11,877)	(43,035)	(48,246)
Total		$ (610,696)	$ (571,748)	$ 364,913

[1]	Primarily relates to derivative contracts used to financially cover exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries.